Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued liabilities
	June 30, 2021 $	December 31, 2020 $
Development cost liability	1,153	1,191
Payroll accruals	407	316
Accrued Board member fees	6	119
Accrued audit and legal	47	84
Accrued liabilities	242	130
	1,855	1,840

	December 31,
	2020 $	2019 $
Development cost liability (Note 24)	1,191	300
Payroll accruals	316	716
Hospital expense accruals	—	265
Accrued Board member fees	119	69
Accrued audit and legal	84	117
Accrued liabilities	130	409
	1,840	1,876